Investment in Joint Ventures (Tables) - Aria Energy LLC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment in Joint Ventures (Tables) [Line Items]
Schedule of summary information on the joint ventures assets
	June 30, 2021	December 31 2020
Assets	$186,521	171,288
Liabilities	14,862	13,570
Net assets	$171,659	157,718
Company’s share of equity in net assets	$85,299	77,993

	December 31
	2020	2019
Assets	$171,288	150,390
Liabilities	13,570	9,745
Net assets	$157,718	140,645
Company’s share of equity in net assets	$77,993	70,108

Schedule of summary information on the joint ventures income
	Six Months Ending June 30,
	2021	2020
Revenue	$52,902	24,892
Net income	25,275	7,112
Company’s share of net income	13,325	3,446

	December 31
	2020	2019
Revenue	$60,459	45,298
Net income	18,801	9,358
Company’s share of net income	9,298	4,378